Income Taxes (Activity Related To Gross Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014
Unrecognized Tax Benefits [Roll Forward]
Beginning unrecognized tax benefits	$ 14	$ 14
Gross increases - tax positions in prior periods		2
Gross increases - current period tax positions	1	1
Settlements	(1)	(2)
Lapse of statute of limitations	(1)	(1)
Ending unrecognized tax benefits	$ 13	$ 14